UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------

Check here if Amendment [  ]; Amendment Number:
                                                ------------------
This Amendment (Check only one):   [   ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           FINDLAY PARK PARTNERS LLP
                -------------------------
ADDRESS:        52 Upper Brook Street
                -------------------------
                London, England W1K 2BU
                -------------------------

Form 13F File Number:     028-11825
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Susan Fitch
              ------------------
Title:        Director
              ------------------
Phone:        00 44 207 468 2145
              ------------------


Signature, Place, and Date of Signing:



     /s/ Susan Fitch               London, England           November 6, 2006
  ---------------------         ---------------------     ----------------------
     [Signature]                    [City, State]                 [Date]


Report Type (Check only one):
----------------------------

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               Nil
                                           ----------------

Form 13F Information Table Entry Total:          102
                                           ----------------

Form 13F Information Table Value Total:      US$1,396,549
                                           ----------------


List of Other Included Managers:                None.
                                           ----------------


                                                                                                                            Voting
                                                                                                                           Authority
                                                                    Value     Shares or   Sh/  Put/  Investment   Other      Sole
Name of Issuer                  Title of Class          CUSIP      (=$1000)  Prin Amount  Prn  Call  Discretion  Managers   Shared
--------------                  --------------          -----      -------   -----------  ---  ----  ----------  --------  ---------

Airgas Inc.                            COM             009363102     20,653      571,000    SH         SOLE                  571,000
Harsco Corp.                           COM             415864107     14,450      186,100    SH         SOLE                  186,100
Hexcel Corp.                           COM             488291108      1,497      105,800    SH         SOLE                  105,800
Jacobs Engineering Group Inc.          COM             469814107      6,139       82,150    SH         SOLE                   82,150
Martin Marietta Materials Inc.         COM             573284106     18,955      224,000    SH         SOLE                  224,000
Precision Castparts Corp.              COM             740189105     25,999      411,640    SH         SOLE                  411,640
Titan International Inc.               COM             88830M102      4,339      240,000    SH         SOLE                  240,000
Valmont Industries Inc.                COM             920253101      8,292      158,700    SH         SOLE                  158,700
Vulcan Materials Co.                   COM             929160909     39,137      500,150    SH         SOLE                  500,150
Woodward Governor Co.                  COM             980745103     15,085      449,750    SH         SOLE                  449,750
American Tower Corp.                   COM             029912201     39,055    1,070,000    SH         SOLE                1,070,000
Amdocs Ltd.                            COM             G02602103     19,602      495,000    SH         SOLE                  495,000
Arrow Electronics Inc.                 COM             042735100     17,322      631,500    SH         SOLE                  631,500
Carpenter Technology Corp.             COM             144285103      5,644       52,500    SH         SOLE                   52,500
Crown Castle International Corp.       COM             228227104     42,112    1,195,000    SH         SOLE                1,195,000
Flir Systems Inc.                      COM             302445101     17,926      660,000    SH         SOLE                  660,000
Gartner Group                          COM             366651107     13,720      780,000    SH         SOLE                  780,000
General Cable Corp.                    COM             369300108      3,725       97,500    SH         SOLE                   97,500
Jack Henry & Associates Inc.           COM             426281101     11,069      508,000    SH         SOLE                  508,000
Millicom International Cellular S.A.   COM             L6388F110     18,557      453,500    SH         SOLE                  453,500
SBA Communications Corp.               COM              7388J106      5,839      240,000    SH         SOLE                  240,000
ViaSat Inc.                            COM             92552V100      4,216      168,100    SH         SOLE                  168,100
Beacon Roofing Supply Inc.             COM             073685109      5,313      262,500    SH         SOLE                  262,500
Costco Wholesale Corp.                 COM             22160K105     10,468      210,700    SH         SOLE                  210,700
Grupo Aeroportuario del Sureste
  S.A. de C.V.                         SPON ADR SER B  40051E202      6,193      166,000    SH         SOLE                  166,000
Grupo Aeroportuario del Pacifico
  S.A. de C.V.                         SPON ADR B      400506101      8,194      241,000    SH         SOLE                  241,000
Live Nation Inc.                       COM             538034109      6,432      315,000    SH         SOLE                  315,000
Mohawk Industries Inc.                 COM             608190104      3,079       41,350    SH         SOLE                   41,350
Palm Harbor Homes Inc.                 COM             696639103     18,597    1,243,100    SH         SOLE                1,243,100
Performance Food Group Co.             COM             713755106     11,798      420,000    SH         SOLE                  420,000
Royal Caribbean Cruises Ltd.           COM             V7780T103     14,425      371,700    SH         SOLE                  371,700
Warner Music Group Corp.               COM             934550104     10,899      420,000    SH         SOLE                  420,000
Watson Wyatt Worldwide Inc.            COM             942712100     25,043      612,000    SH         SOLE                  612,000




                                                                                                                            Voting
                                                                                                                           Authority
                                                                    Value     Shares or   Sh/  Put/  Investment   Other      Sole
Name of Issuer                  Title of Class          CUSIP      (=$1000)  Prin Amount  Prn  Call  Discretion  Managers   Shared
--------------                  --------------          -----      -------   -----------  ---  ----  ----------  --------  ---------

Whirlpool Corp.                        COM             963320106     10,829      128,750    SH         SOLE                  128,750
Agrium Inc.                            COM            0089161108      6,108      226,900    SH         SOLE                  226,900
Andersons Inc.                         COM             034164103      6,915      202,500    SH         SOLE                  202,500
Cameco Corp.                           COM             13321L108     14,445      395,000    SH         SOLE                  395,000
Century Aluminum Co.                   COM             156431108      2,187       65,000    SH         SOLE                   65,000
Joy Global Inc.                        COM             481165108      3,776      100,500    SH         SOLE                  100,500
Potash Corp. of Saskatchewan Inc.      COM             73755L107     13,284      127,500    SH         SOLE                  127,500
Saskatchewan Wheat Pool                COM             803914209      8,095    1,290,000    SH         SOLE                1,290,000
Cintas Corp.                           COM             172908105     12,861      315,000    SH         SOLE                  315,000
CLARCOR Inc.                           COM             179895107      7,833      322,500    SH         SOLE                  322,500
DeVry Inc.                             COM             251893103      7,976      375,000    SH         SOLE                  375,000
Franklin Electric Co. Inc.             COM             353514102     15,713      295,700    SH         SOLE                  295,700
G&K Services Inc.                      CLASS A         361268105     10,154      278,732    SH         SOLE                  278,732
Laureate Education Inc.                COM             518613104     13,946      291,400    SH         SOLE                  291,400
Liberty Global Inc.                    CLASS A         530555101     10,220      397,063    SH         SOLE                  397,063
Meredith Corp.                         COM             589433101     15,416      312,500    SH         SOLE                  312,500
Midas Inc.                             COM             595626102      8,375      405,000    SH         SOLE                  405,000
Republic Services Inc.                 COM             760759100     21,512      535,000    SH         SOLE                  535,000
Sotheby's                              CLASS A         835898107      5,320      165,000    SH         SOLE                  165,000
Arch Coal Inc.                         COM             039380100      4,886      169,000    SH         SOLE                  169,000
Bois D' Arc Energy Inc.                COM             09738U103      5,588      365,200    SH         SOLE                  365,200
Comstock Resources Inc.                COM             205768203      5,159      190,000    SH         SOLE                  190,000
Dresser-Rand Group Inc.                COM             261608103      4,284      210,000    SH         SOLE                  210,000
Foundation Coal Holdings Inc.          COM             35039W100      2,913       90,000    SH         SOLE                   90,000
Helmerich & Payne Inc.                 COM             423452101     19,868      862,700    SH         SOLE                  862,700
MDU Resources Group Inc.               COM             552690109      1,229       55,000    SH         SOLE                   55,000
SEACOR Holdings Inc.                   COM             811904101     28,784      348,900    SH         SOLE                  348,900
Universal Compression Holdings Inc.    COM             913431102     19,082      357,000    SH         SOLE                  357,000
Boston Private Financial Holdings Inc. COM             101119105      4,090      146,700    SH         SOLE                  146,700
City National Corp.                    COM             178566105     10,059      150,000    SH         SOLE                  150,000
Placer Sierra Bancshares               COM             726079106      6,626      298,333    SH         SOLE                  298,333
Sterling Bancshares Inc.               COM             858907108      6,045      298,500    SH         SOLE                  298,500
SVB Financial Group                    COM              7848Q101     26,896      602,500    SH         SOLE                  602,500
Wilmington Trust Corp.                 COM             971807102      8,910      200,000    SH         SOLE                  200,000
Alleghany Corp.                        COM             017175100     12,477       43,171    SH         SOLE                   43,171




                                                                                                                            Voting
                                                                                                                           Authority
                                                                    Value     Shares or   Sh/  Put/  Investment   Other      Sole
Name of Issuer                  Title of Class          CUSIP      (=$1000)  Prin Amount  Prn  Call  Discretion  Managers   Shared
--------------                  --------------          -----      -------   -----------  ---  ----  ----------  --------  ---------

American Equity Investment Life
  Holding Co.                          COM             025676206      5,068      413,000    SH         SOLE                  413,000
HCC Insurance Holdings Inc.            COM             404132102     22,338      679,375    SH         SOLE                  679,375
Infinity Property & Casualty Corp.     COM             45665Q103     19,043      463,000    SH         SOLE                  463,000
Markel Corp.                           COM             570535104      6,406       15,600    SH         SOLE                   15,600
Reinsurance Group of America Inc.      COM             759351109     10,152      195,500    SH         SOLE                  195,500
E*TRADE Financial Corp.                COM             269246104     17,103      715,000    SH         SOLE                  715,000
Lazard Ltd.                            SHS A           G54050102      7,128      178,300    SH         SOLE                  178,300
Moody's Corp.                          COM             615369105      2,942       45,000    SH         SOLE                   45,000
T. Rowe Price Group Inc.               COM             74144T108     16,987      355,000    SH         SOLE                  355,000
SEI Investments Co.                    COM             784117103     21,352      380,000    SH         SOLE                  380,000
Thomas Weisel Partners Group Inc.      COM             884481102      6,821      425,000    SH         SOLE                  425,000
Brookfield Properties Corp.            COM             112900105      2,252       63,750    SH         SOLE                   63,750
CB Richard Ellis Group Inc.            CLASS A         12497T101     26,415    1,073,800    SH         SOLE                1,073,800
Cousins Properties Inc.                COM             222795106     11,019      322,100    SH         SOLE                  322,100
Forest City Enterprises Inc.           CLASS A         345550107     24,082      443,500    SH         SOLE                  443,500
St. Joe Co.                            COM             790148100      2,337       42,600    SH         SOLE                   42,600
Brookfield Asset Management Inc.       CLASS A         112585104     23,986      540,950    SH         SOLE                  540,950
Florida East Coast Industries Inc.     COM             340632108     35,430      620,700    SH         SOLE                  620,700
Leucadia National Corp.                COM             527288104     14,723      562,600    SH         SOLE                  562,600
Liberty Media Holding Corp. Capital    COM             530718105     13,229      158,300    SH         SOLE                  158,300
Atmos Energy Corp.                     COM              49560105     15,988      560,000    SH         SOLE                  560,000
Covanta Holding Corp.                  COM             22282E102     38,775    1,801,000    SH         SOLE                1,801,000
Sempra Energy                          COM             816851109     13,442      267,500    SH         SOLE                  267,500
Transalta                              COM             89346D107     11,930      564,250    SH         SOLE                  564,250
Community Health Systems Inc.          COM             203668108     13,502      361,500    SH         SOLE                  361,500
Dentsply International Inc.            COM             249030107     12,668      420,740    SH         SOLE                  420,740
IMS Health Inc.                        COM             449934108     19,442      729,800    SH         SOLE                  729,800
Laboratory Corp. of America Holdings   COM             50540R409     21,966      335,000    SH         SOLE                  335,000
Mettler-Toledo International Inc.      COM             592688105     35,099      530,600    SH         SOLE                  530,600
Sigma-Aldrich Corp.                    COM             826552101     15,891      210,000    SH         SOLE                  210,000
Sunrise Senior Living Inc.             COM             86768K106      9,633      322,500    SH         SOLE                  322,500
Canadian Pacific Railway Ltd.          COM             13645T100     29,098      585,000    SH         SOLE                  585,000
Kansas City Southern                   COM             485170302     14,076      515,400    SH         SOLE                  515,400
Kirby Corp.                            COM            4972661064     20,591      657,216    SH         SOLE                  657,216
                                                                  1,396,549   39,753,370                                  39,753,370

